Related Party Transactions (Payment to key management personnel) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($) item	Dec. 31, 2017 CLP ($) item
Disclosure of transactions between related parties [line items]
Remunerations	$ 3,926	$ 4,149
Short-term benefits	3,476	3,302
Contract termination indemnity	1,037	276
Total	$ 8,439	$ 7,727
Total number of executives | item	20	19
Directors expenses and remuneration
Remunerations	$ 1,217	$ 1,181
Fees for attending Board meetings	256	246
Fees for attending Committees and Subsidiary Board meetings	1,038	1,070
Consulting		8
Total	2,511	2,505
Fees paid for advisory services	206	334
Travel and other related expenses	92	116
Banchile Corredores de Seguros Ltda.
Directors expenses and remuneration
Fees for attending Committees and Subsidiary Board meetings	$ 12	$ 18
CEO
Disclosure of transactions between related parties [line items]
Total number of executives | item	1	1
CEOs of subsidiaries
Disclosure of transactions between related parties [line items]
Total number of executives | item	6	6
Division Managers
Disclosure of transactions between related parties [line items]
Total number of executives | item	13	12
Pablo Granifo Lavin
Directors expenses and remuneration
Remunerations	$ 569	$ 553
Fees for attending Board meetings	56	53
Fees for attending Committees and Subsidiary Board meetings	374	395
Total	999	1,001
Remuneration including provision for an incentive subject to Bank's forecasted earnings	391	380
Andronico Luksic Craig
Directors expenses and remuneration
Remunerations	176	172
Fees for attending Board meetings	10	8
Total	186	180
Jaime Estevez Valencia
Directors expenses and remuneration
Remunerations	59	57
Fees for attending Board meetings	29	28
Fees for attending Committees and Subsidiary Board meetings	134	134
Total	222	219
Gonzalo Menendez Duque
Directors expenses and remuneration
Remunerations	59	57
Fees for attending Board meetings	27	23
Fees for attending Committees and Subsidiary Board meetings	119	113
Consulting		8
Total	205	201
Francisco Perez Mackenna
Directors expenses and remuneration
Remunerations	59	57
Fees for attending Board meetings	20	23
Fees for attending Committees and Subsidiary Board meetings	58	75
Total	137	155
Rodrigo Manubens Moltedo
Directors expenses and remuneration
Remunerations	59	57
Fees for attending Board meetings	28	28
Fees for attending Committees and Subsidiary Board meetings	54	53
Total	141	138
Thomas Furst Freiwirth
Directors expenses and remuneration
Remunerations	59	57
Fees for attending Board meetings	21	19
Fees for attending Committees and Subsidiary Board meetings	42	36
Total	122	112
Jean-Paul Luksic Fontbona
Directors expenses and remuneration
Remunerations	59	57
Fees for attending Board meetings	11	12
Total	70	69
Andres Ergas Heymann
Directors expenses and remuneration
Remunerations	59	43
Fees for attending Board meetings	27	20
Fees for attending Committees and Subsidiary Board meetings	70	41
Total	156	104
Alfredo Ergas Segal
Directors expenses and remuneration
Remunerations	59	43
Fees for attending Board meetings	27	20
Fees for attending Committees and Subsidiary Board meetings	71	49
Total	157	112
Jorge Awad Mehech
Directors expenses and remuneration
Remunerations		14
Fees for attending Board meetings		6
Fees for attending Committees and Subsidiary Board meetings		26
Total		46
Jorge Ergas Heymann
Directors expenses and remuneration
Remunerations		14
Fees for attending Board meetings		6
Fees for attending Committees and Subsidiary Board meetings		19
Total		39
Others
Directors expenses and remuneration
Fees for attending Committees and Subsidiary Board meetings	116	129
Total	$ 116	$ 129